UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21926

MORGAN STANLEY CHINA A SHARE FUND, INC.
(Exact name of registrant as specified in charter)

522 FIFTH AVENUE NEW YORK, NY		10036
(Address of principal executive offices)		(Zip code)

RANDY TAKIAN 522 FIFTH AVENUE NEW YORK, NY, 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-231-2608

Date of fiscal year end:	12/31

Date of reporting period:	3/31/10

Item 1. Schedule of Investments.

The Fund’s schedule of investment as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

Morgan Stanley China A Share Fund, Inc.

Portfolio of Investments

First Quarter Report

March 31, 2010 (unaudited)

		Value
	Shares	(000)
COMMON STOCKS (90.5%)
Auto Components (2.0%)
Huayu Automotive Systems Co., Ltd., Class A (a)	7,044,472	$9,722
Beverages (10.7%)
Beijing Yanjing Brewry Co., Ltd., Class A	6,489,957	19,349
Tsingtao Brewery Co., Ltd., Class A	2,685,561	13,408
Wuliangye Yibin Co., Ltd. , Class A	4,722,869	19,491
		52,248
Capital Markets (2.9%)
Citic Securities Co., Ltd./China, Class A	3,369,525	14,029
Chemicals (3.4%)
Qinghai Salt Lake Potash Co., Ltd. , Class A	2,219,336	16,546
Commercial Banks (12.9%)
Bank of Beijing Co., Ltd., Class A	4,193,618	10,272
Bank of China Ltd., Class A (a)	11,591,185	7,285
Bank of Communications Co., Ltd., Class A	7,517,315	9,119
China Construction Bank Corp., Class A	8,804,519	7,313
China Merchants Bank Co., Ltd., Class A	3,796,229	9,054
China Minsheng Banking Corp., Ltd., Class A	13,381,000	15,075
Industrial Bank Co., Ltd., Class A	818,109	4,425
		62,543
Construction Materials (1.0%)
Gansu Qilianshan Cement Group Co., Ltd., Class A	2,132,100	5,088
Containers & Packaging (1.3%)
Zhejiang Jingxing Paper Joint Co., Ltd., Class A (a)	5,157,026	6,324
Electrical Equipment (1.2%)
XJ Electric Co., Ltd., Class A (a)	1,204,442	5,735
Electronic Equipment, Instruments & (1.1%)
Guangdong Shengyi Science Technology Co., Ltd., Class A (a)	2,962,541	5,278
Health Care Providers & Services (3.7%)
Shanghai Pharmaceutical Co., Class A	8,155,688	18,018
Household Durables (4.4%)
Gree Electric Appliances, Inc., Class A	5,148,344	21,269
Insurance (7.0%)
China Pacific Insurance Group Co., Ltd., Class A	6,425,200	25,415
Ping An Insurance Group Co. of China Ltd., Class A	1,158,959	8,557
		33,972
Machinery (8.8%)
Changsha Zoomlion Heavy Industry Science and Technology Development Co., Ltd., Class A	3,826,964	13,259
Sany Heavy Industry Co., Ltd., Class A	2,976,296	14,786
Zhengzhou Yutong Bus Co., Ltd., Class A	5,431,574	14,793
		42,838
Marine (1.2%)
China COSCO Holdings Co., Ltd., Class H	4,563,500	6,042
Metals & Mining (4.9%)
Fushan International Energy Group Ltd.	10,644,000	8,088
Lingyuan Iron & Steel Co., Ltd., Class A	9,274,397	15,666
		23,754
Multiline Retail (4.8%)
Beijing Wangfujing Department Store Group Co., Ltd., Class A	214,245	1,020
Changchun Eurasia Group Co., Ltd., Class A	1,404,995	5,187
Intime Department Store Group Co., Ltd. , Class H	7,514,000	7,278
Wuhan Zhongbai Group Co., Ltd., Class A (a)	6,312,767	10,062
		23,547
Oil, Gas & Consumable Fuels (9.8%)
Pingdingshan Tianan Coal Mining Co., Ltd., Class A	3,310,742	12,785
Shanxi Xishan Coal & Electricity Power Co., Ltd., Class A	5,267,167	27,239
Yanzhou Coal Mining Co., Ltd., Class A	2,421,128	7,378
		47,402
Pharmaceuticals (2.3%)
Shandon Dong-E E- Jiao Co., Ltd. , Class A	2,698,285	11,148
Real Estate Management & Development (3.5%)
China Merchants Property Development Co., Ltd., Class A	4,767,346	16,888
Road & Rail (1.8%)
China Railway Tielong Container Logistics Co., Ltd., Class A (a)	5,602,137	8,650
Textiles, Apparel & Luxury Goods (1.8%)
China Dongxiang Group Co.	12,255,000	8,839
TOTAL COMMON STOCKS (Cost $379,541)		439,880
PARTICIPATION NOTES (5.0%)
Commercial Banks (5.0%)
UBS AG, China Construction Bank Corp., Class A, Equity Linked Notes, Zero Coupon, 9/20/10 (a)	1,774,700	1,474
UBS AG, China Merchants Bank Co., Ltd., Class A, Equity Linked Notes, Zero coupon, (expired maturity) (a)	3,635,039	8,671
UBS AG, Industrial Bank Co., Ltd., Class A, Equity Linked Notes, Zero Coupon, 5/20/11 (a)	1,204,700	6,516

Morgan Stanley China A Share Fund, Inc.

Portfolio of Investments

First Quarter Report

March 31, 2010 (unaudited)

		Value
	Shares	(000)
Commercial Banks (cont’d)
UBS AG, Shanghai Pudong Development Bank Co. Ltd., Class A, Equity Linked Notes Zero Coupon, 2/25/13 (a)	2,357,100	$7,867
TOTAL PARTICIPATION NOTES (Cost $24,368)		24,528

SHORT-TERM INVESTMENT (0.2%)
Investment Company (0.2%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (b) (Cost $842)	842,312	842
TOTAL INVESTMENTS (95.7%) (Cost $404,751) +		465,250
OTHER ASSETS IN EXCESS OF LIABILITIES (4.3%)		21,051
NET ASSETS (100%)		$486,301

(a)	Non-income producing security.
(b)

The Fund invests in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended March 31, 2010, advisory fees paid were reduced by approximately $5,000 relating to the Fund’s investments in the Liquidity Fund. For the same period, income distributions earned by the Fund are recorded as dividends from affiliates and totaled approximately $4,000. For the period ended March 31, 2010, the approximate cost of purchases and sales in the Liquidity Fund were $64,624,000 and $73,225,000, respectively.

+

At March 31, 2010, the U.S. Federal income tax cost basis of investments was approximately $404,751,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $60,499,000 of which $71,000,000 related to appreciated securities and $10,501,000 related to depreciated securities.

Foreign Currency Exchange Contracts Information:

The Fund had the following foreign currency exchange contract(s) open at period end:

							Net
Currency				In			Unrealized
to				Exchange			Appreciation
Deliver		Value	Settlement	For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
HKD	1,976	$254	4/1/10	USD	254	$254	$—	@

HKD	—	Hong Kong Dollar
USD	—	United States Dollar

@		Value is less than $500.

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2010. (See Notes to Portfolio of Investments for further information regarding fair value measurement.)

		Level 2
		Other		Level 3
	Level 1	significant		Significant
	Quoted	observable		unobservable
	prices	inputs		inputs	Total
Investment Type	(000)	(000)		(000)	(000)
Assets:
Common Stocks
Auto Components	$9,722	$—		$—	$9,722
Beverages	52,248	—		—	52,248
Capital Markets	14,029	—		—	14,029
Chemicals	16,546	—		—	16,546
Commercial Banks	62,543	—		—	62,543
Construction Materials	5,088	—		—	5,088
Containers & Packaging	6,324	—		—	6,324
Electrical Equipment	5,735	—		—	5,735
Electronic Equipment, Instruments &	5,278	—		—	5,278
Health Care Providers & Services	18,018	—		—	18,018
Household Durables	21,269	—		—	21,269
Insurance	33,972	—		—	33,972
Machinery	42,838	—		—	42,838
Marine	6,042	—		—	6,042
Metals & Mining	23,754	—		—	23,754
Multiline Retail	23,547	—		—	23,547
Oil, Gas & Consumable Fuels	47,402	—		—	47,402
Pharmaceuticals	11,148	—		—	11,148
Real Estate Management & Development	16,888	—		—	16,888
Road & Rail	8,650	—		—	8,650
Textiles, Apparel & Luxury Goods	8,839	—		—	8,839
Total Common Stocks	439,880	—		—	439,880
Foreign Currency Exchange Contracts	—	—	@	—	—	@
Participation Notes
Commercial Banks	7,867	16,661		—	24,528
Total Participation Notes	7,867	16,661		—	24,528

Morgan Stanley China A Share Fund, Inc.

Portfolio of Investments

First Quarter Report

March 31, 2010 (unaudited)

Fair Value Measurement Information: (cont’d)

		Level 2
		Other	Level 3
	Level 1	significant	Significant
	Quoted	observable	unobservable
	prices	inputs	inputs	Total
Investment Type	(000)	(000)	(000)	(000)
Assets: (cont’d)
Short-Term Investments
Investment Company	$842	$—	$—	$842
Total Assets	448,589	16,661	—	465,250

Total	$448,589	$16,661	$—	$465,250

Notes to Portfolio of Investments (unaudited)

In accordance with FASB ASC 820 “Fair Value Measurements and Disclosure” (“ASC 820”) (formerly known as SFAS 157), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 –	quoted prices in active markets for identical investments
• Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Valuation: Securities listed on a foreign exchange are valued at their closing price except as noted below. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, unless the Board of Directors (the “Directors”) determines such valuation does not reflect the securities’ market value, in which case these securities will be valued at their fair value as determined by the Directors.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Directors, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

Item 2. Controls and Procedures.

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Morgan Stanley China A Share Fund, Inc.

By:	/s/ Randy Takian
Name:	Randy Takian
Title:	Principal Executive Officer
Date:	May 17, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Randy Takian
Name:	Randy Takian
Title:	Principal Executive Officer
Date:	May 17, 2010

By:	/s/ Frank Smith
Name:	Frank Smith
Title:	Principal Financial Officer
Date:	May 17, 2010